Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Nominal Amount	$ 450,000		$ 450,000
Current Liability	5,299	[1]	5,503	[2]
Long-Term Liability	7,689	[3]	8,689	[4]
Estimated Total Fair Value	12,988		14,192
Interest Rate Swap One Agreement
Derivative [Line Items]
Nominal Amount	175,000		175,000
Effective Date	Dec. 01, 2010		Dec. 01, 2010
Pay Rate	1.3975%		1.3975%
Receive Rate	1-Month LIBOR		1-Month LIBOR
Expiration Date	Sep. 01, 2015		Sep. 01, 2015
Current Liability	1,915	[1]	1,959	[2]
Long-Term Liability	2,575	[3]	2,991	[4]
Estimated Total Fair Value	4,490		4,950
Interest Rate Swap Two Agreement
Derivative [Line Items]
Nominal Amount	175,000		175,000
Effective Date	Dec. 01, 2010		Dec. 01, 2010
Pay Rate	1.40%		1.40%
Receive Rate	1-Month LIBOR		1-Month LIBOR
Expiration Date	Sep. 01, 2015		Sep. 01, 2015
Current Liability	1,950	[1]	1,978	[2]
Long-Term Liability	2,608	[3]	3,004	[4]
Estimated Total Fair Value	4,558		4,982
Interest Rate Swap Three Agreement
Derivative [Line Items]
Nominal Amount	100,000		100,000
Effective Date	Nov. 01, 2011		Nov. 01, 2011
Pay Rate	1.715%		1.715%
Receive Rate	1-Month LIBOR		1-Month LIBOR
Expiration Date	Apr. 01, 2016		Apr. 01, 2016
Current Liability	1,434	[1]	1,566	[2]
Long-Term Liability	2,506	[3]	2,694	[4]
Estimated Total Fair Value	$ 3,940		$ 4,260

[1]	Included in accounts payable and accrued expenses on the condensed consolidated balance sheet as of March 31, 2013.
[2]	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
[3]	Included in other long-term liabilities on the condensed consolidated balance sheet as of March 31, 2013.
[4]	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.